LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Remaining of 2026	$ 222,753
2027	156,196
2028	83,930
2029	12,598
2030	11,123
Thereafter	27,808
Total lease payments	514,408
Less: imputed interest	(20,178)
Total	$ 494,230	$ 534,187